INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets And Goodwill
Schedule of intangible assets and goodwill

Indefinite lived intangible assets and goodwill	December 31, 2024	December 31, 2023	October 31, 2023
	$	$	$
Balance – beginning	725,668	725,668	725,668
Additions – grower licenses	532,000	-	-
Balance – ending	1,257,668	725,668	725,668